                                    FORM 13F
                INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT
              MANAGERS PURSUANT TO SECTION 13(f) OF THE SECURITIES
                    EXCHANGE ACT OF 1934 AND RULES THEREUNDER

                       Securities and Exchange Commission
                             Washington, D.C. 20524

               Report of the Calendar Quarter Ending June 30, 2002

                          If amended report check here:
                                                        _____

Name of Institutional Investment Manager:

Appleton Partners, Inc.             S.E.C. File Number 28-6694
--------------------------------------------------------------

Business Address:

45 Milk Street             Boston              MA              02109
--------------------------------------------------------------------
Street                     City                State           Zip

Name, Phone no. and Title of Person Duly Authorized to Submit this Report:

Douglas C. Chamberlain, President           (617)338-0700
---------------------------------------------------------

ATTENTION - Intentional misstatements of omissions of facts constitute Federal
            Criminal Violations. Sec 18 U.S.C. 1991 and 15 U.S.C. 78ff(a).

         The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

         Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 12th day of August 2002.

                                         Appleton Partners, Inc.
                                         ------------------------------------
                                         (Name of Institutional Investment Mgr.)



                                         s/ Douglas C. Chamberlain
                                         ------------------------------------
                                         By: Douglas C. Chamberlain

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     118
Form 13F Information Table Value Total:     192,767,189 (thousands)


List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manger filing this report.

         NONE

(If there are no entries in this list, state "NONE" and omit the column headings and list entries.)

No.               Form 13F file number               Name

----              ------------------                 -------------------

                             APPLETON PARTNERS, INC.
                         DISCRETIONARY OWNERSHIP FOR 13F
                               AS OF JUNE 30, 2002


                                                                                     INVESTMENT             VOTING
                                                                                     DISCRETION           AUTHORITY
                                     TITLE                FAIR     SHARES OR                 SHARED
                                      OF      CUSIP      MARKET    PRINCIPAL   SOLE   SHARED  OTHER   SOLE  SHARED   NONE
          NAME OF ISSUER             CLASS   NUMBER      VALUE       AMOUNT     (A)    (B)     (C)     (A)    (B)    (C)
  ------------------------------   -------- ---------  ----------  ---------------------------------------------------------
AOL TIME WARNER                    COMMON   00184A105     177,991      12,100    X                      X
AMBAC FINL GROUP INC               COMMON   023139108     211,680       3,150    X                      X
AMERICAN EXPRESS CO                COMMON   025816109   4,128,131     113,660    X                      X
AMERICAN INTL GROUP INC            COMMON   026874107   5,912,334      86,653    X                      X
AMGEN INC                          COMMON   031162100     370,512       8,847    X                      X
APOLLO GROUP INC CL A              COMMON   037604105     321,273       8,150    X                      X
APPLIED MATLS INC                  COMMON   038222105   3,969,056     208,678    X                      X
ATLAS CONSOLIDATED MNG & DEV-B     COMMON   049249303         306      76,533    X                      X
AUTOMATIC DATA PROCESSING          COMMON   053015103     276,542       6,350    X                      X
AVON PRODS INC                     COMMON   054303102   3,126,564      59,850    X                      X
BISYS GROUP INC                    COMMON   055472104   3,953,542     118,725    X                      X
BP P.L.C. ADR                      COMMON   055622104   1,295,119      25,651    X                      X
BANK OF AMERICA CORP               COMMON   060505104     293,683       4,174    X                      X
BATTLE MOUNTAIN BMG 6.000% 01/     CONVERT  071593AA5      35,500      50,000    X                      X
BELLSOUTH CORP                     COMMON   079860102     371,542      11,795    X                      X
BEST BUY INC                       COMMON   086516101     433,821      11,951    X                      X
BOEING CO                          COMMON   097023105     311,310       6,918    X                      X
BRINKER INTL                       COMMON   109641100   3,928,904     123,745    X                      X
BRISTOL MYERS SQUIBB CO            COMMON   110122108   1,140,412      44,374    X                      X
CVS CORP                           COMMON   126650100   4,389,172     143,437    X                      X
CAPITAL ONE FINL CORP              COMMON   14040H105     601,342       9,850    X                      X
CARLISLE COS INC                   COMMON   142339100     220,402       4,900    X                      X
CENTEX CORP COM                    COMMON   152312104   1,255,488      21,725    X                      X
CHEVRONTEXACO CORPORATION          COMMON   166764100     874,911       9,886    X                      X
CISCO SYS INC                      COMMON   17275R102   2,207,225     158,224    X                      X
CITIGROUP                          COMMON   172967101   3,205,245      82,716    X                      X


                             APPLETON PARTNERS, INC.
                         DISCRETIONARY OWNERSHIP FOR 13F
                               AS OF JUNE 30, 2002
                                  (Continued)

                                                                                     INVESTMENT             VOTING
                                                                                     DISCRETION           AUTHORITY
                                     TITLE                FAIR     SHARES OR                 SHARED
                                      OF      CUSIP      MARKET    PRINCIPAL   SOLE   SHARED  OTHER   SOLE  SHARED   NONE
          NAME OF ISSUER             CLASS   NUMBER      VALUE       AMOUNT     (A)    (B)     (C)     (A)    (B)    (C)
  ------------------------------   -------- ---------  ----------  ---------------------------------------------------------
COCA COLA CO                       COMMON   191216100   1,412,880      25,230    X                      X
COLGATE PALMOLIVE CO               COMMON   194162103     528,478      10,559    X                      X
CONAGRA INC                        COMMON   205887102     351,155      12,700    X                      X
DNAPRINT GENOMICS INC COM          COMMON   23324Q103       5,860     100,000    X                      X
DISNEY (WALT) COMPANY              COMMON   254687106     809,071      42,808    X                      X
DU PONT E I DE NEMOURS             COMMON   263534109     311,599       7,018    X                      X
E M C CORP                         COMMON   268648102     668,537      88,548    X                      X
ENERGAS RES INC                    COMMON   29265E108       7,000      20,000    X                      X
EXPRESS SCRIPTS INC                COMMON   302182100     505,109      10,080    X                      X
EXXON MOBIL CORPORATION            COMMON   30231G102  12,090,919     295,477    X                      X
FEDERAL HOME LN MTG CORP           COMMON   313400301     888,930      14,525    X                      X
FANNIE MAE                         COMMON   313586109     753,946      10,223    X                      X
FEDERATED INVESTORS                COMMON   314211103     645,595      18,675    X                      X
FLEETBOSTON FINANCIAL CORP         COMMON   339030108   5,241,121     162,013    X                      X
FOREST LABS INC                    COMMON   345838106   1,716,900      24,250    X                      X
GENERAL ELECTRIC                   COMMON   369604103   8,125,895     279,721    X                      X
GENERAL MOTORS CL H                COMMON   370442832     144,113      13,857    X                      X
GILLETTE CO                        COMMON   375766102   2,868,315      84,686    X                      X
HARLEY DAVIDSON INC                COMMON   412822108     535,772      10,450    X                      X
HEALTH MGMT ASSOC                  COMMON   421933102   1,302,496      64,640    X                      X
HEWLETT PACKARD CO                 COMMON   428236103     166,919      10,924    X                      X
HOME DEPOT INC                     COMMON   437076102   4,766,562     129,773    X                      X
ILLINOIS TOOL WKS                  COMMON   452308109     375,650       5,500    X                      X
INTEL CORP                         COMMON   458140100   6,370,292     348,675    X                      X
I B M                              COMMON   459200101     913,464      12,687    X                      X
J.P. MORGAN CHASE & CO             COMMON   46625H100     369,253      10,886    X                      X
JOHNSON & JOHNSON                  COMMON   478160104   5,214,973      99,789    X                      X
LABORATORY CORP AMER HLDGS         COMMON   50540R409   1,117,056      24,470    X                      X
LILLY, ELI AND COMPANY             COMMON   532457108   3,514,735      62,318    X                      X
LOWES COS INC                      COMMON   548661107   1,589,000      35,000    X                      X
LUCENT TECHNOLOGIES INC            COMMON   549463107      44,051      26,537    X                      X
MASCO CORP                         COMMON   574599106   1,110,155      40,950    X                      X
MASCOTECH INC 4.500% 12/15/03      CONVERT  574670AB1      58,900      62,000    X                      X
MEDTRONIC INC                      COMMON   585055106     913,948      21,329    X                      X
MERCK & CO INC                     COMMON   589331107   5,029,919      99,327    X                      X
MERRILL LYNCH & CO                 COMMON   590188108   5,550,120     137,040    X                      X
MERRILL LYNCH MUN BD FD            MUTUAL   590193108     102,874      13,189    X                      X


                             APPLETON PARTNERS, INC.
                         DISCRETIONARY OWNERSHIP FOR 13F
                               AS OF JUNE 30, 2002
                                  (Continued)

                                                                                     INVESTMENT             VOTING
                                                                                     DISCRETION           AUTHORITY
                                     TITLE                FAIR     SHARES OR                 SHARED
                                      OF      CUSIP      MARKET    PRINCIPAL   SOLE   SHARED  OTHER   SOLE  SHARED   NONE
          NAME OF ISSUER             CLASS   NUMBER      VALUE       AMOUNT     (A)    (B)     (C)     (A)    (B)    (C)
  ------------------------------   -------- ---------  ----------  ---------------------------------------------------------
ML CAPITAL TRUST 7.280% PFD        PREFERR  59021K205     608,472      24,300    X                      X
MICROSOFT CORP                     COMMON   594918104   5,120,303      93,607    X                      X
MILLIPORE CORP                     COMMON   601073109     389,229      12,171    X                      X
MOHAWK INDS INC                    COMMON   608190104   3,269,089      53,130    X                      X
NATIONAL CITY CORP                 COMMON   635405103     241,927       7,276    X                      X
NAUTILUS GROUP INC                 COMMON   63910B102   1,842,732      60,220    X                      X
NOKIA CORP ADR                     COMMON   654902204     288,905      19,952    X                      X
NORTHERN TRUST CORP                COMMON   665859104     370,104       8,400    X                      X
OFFICE DEPOT                       COMMON   676220106     730,800      43,500    X                      X
OMNICOM GROUP                      COMMON   681919106   1,031,645      22,525    X                      X
ORACLE SYS CORP                    COMMON   68389X105     292,178      30,853    X                      X
PNC FINANCIAL CORP                 COMMON   693475105     403,445       7,717    X                      X
PATTERSON DENTAL CO                COMMON   703412106     686,501      13,640    X                      X
PEPSICO INC                        COMMON   713448108   1,871,172      38,821    X                      X
PFIZER INC                         COMMON   717081103   5,420,030     154,858    X                      X
PHARMACEUTICAL PROD DEV INC        COMMON   717124101   2,416,036      91,725    X                      X
PHARMACIA CORP                     COMMON   71713U102     312,408       8,342    X                      X
PROCTER & GAMBLE COMPANY           COMMON   742718109   2,962,349      33,173    X                      X
PULTE HOMES INC                    COMMON   745867101   1,659,448      28,870    X                      X
QUANTUM CORP 7.000% 08/01/04       CONVERT  747906AC9   1,728,765   1,874,000    X                      X
T. ROWE PRICE INTL FUND            MUTUAL   77956H203     710,627      67,167    X                      X
ROYAL DUTCH PETRO                  COMMON   780257804     528,713       9,566    X                      X
SBC COMMUNICATIONS INC             COMMON   78387G103   1,311,805      43,010    X                      X
SPDR TR UNIT SER 1                 COMMON   78462F103     311,724       3,150    X                      X
SANMINA-SCI CORP                   COMMON   800907107     578,942      91,750    X                      X
SCHERING PLOUGH CORP               COMMON   806605101     293,773      11,942    X                      X
SCHLUMBERGER LTD                   COMMON   806857108   1,863,162      40,068    X                      X
SCRIPPS (E.W)                      COMMON   811054204     677,215       8,795    X                      X
SEA CONTAINERS LTD CL A            COMMON   811371707     501,120      34,800    X                      X
SPRINT CORP 7.125 8/17/04 SERI     PREFERR  852061605     119,398      14,650    X                      X
STATE STREET CORP                  COMMON   857477103   1,653,632      36,994    X                      X
STOCKER & YALE INC                 COMMON   86126T203     141,406      67,336    X                      X
SUN MICROSYSTEMS INC               COMMON   866810104   1,719,392     343,192    X                      X
SYMANTEC CORP                      COMMON   871503108   2,009,927      61,185    X                      X
TARGET CORP                        COMMON   87612E106     534,543      14,030    X                      X
TELLABS INC                        COMMON   879664100     112,840      18,200    X                      X
TERADYNE INC                       COMMON   880770102   1,215,702      51,732    X                      X


                             APPLETON PARTNERS, INC.
                         DISCRETIONARY OWNERSHIP FOR 13F
                               AS OF JUNE 30, 2002
                                  (Continued)

                                                                                     INVESTMENT             VOTING
                                                                                     DISCRETION           AUTHORITY
                                     TITLE                FAIR     SHARES OR                 SHARED
                                      OF      CUSIP      MARKET    PRINCIPAL   SOLE   SHARED  OTHER   SOLE  SHARED   NONE
          NAME OF ISSUER             CLASS   NUMBER      VALUE       AMOUNT     (A)    (B)     (C)     (A)    (B)    (C)
  ------------------------------   -------- ---------  ----------  ---------------------------------------------------------
TEVA PHARMACEUTICAL INDS LTD A     COMMON   881624209     293,832       4,400    X                      X
TEXAS INSTRUMENTS                  COMMON   882508104   1,607,808      67,840    X                      X
3M COMPANY                         COMMON   88579Y101     592,368       4,816    X                      X
TOLL BROTHERS                      COMMON   889478103   2,424,575      82,750    X                      X
TRIBUNE CO                         COMMON   896047107   5,610,717     128,982    X                      X
TRIPATH IMAGING INC                COMMON   896942109      89,585      20,500    X                      X
UNITED TECHNOLOGIES CORP           COMMON   913017109   3,098,684      45,636    X                      X
VERIZON COMMUNICATIONS             COMMON   92343V104     918,150      22,868    X                      X
VODAFONE GROUP PLC SPONS ADR       COMMON   92857W100     144,185      10,563    X                      X
WAL MART STORES INC                COMMON   931142103   3,123,413      56,779    X                      X
WASHINGTON MUTUAL INC              COMMON   939322103     917,174      24,715    X                      X
WELLS FARGO COMPANY                COMMON   949746101   1,460,601      29,177    X                      X
WELLS FARGO CAP IV PFD GTD CAP     PREFERR  94976Y207     250,074       9,900    X                      X
WYETH PHARMACEUTICALS              COMMON   983024100   3,126,221      61,059    X                      X
XO COMMUNICATIONS INC CL A         COMMON   983764101         200      10,000    X                      X
WEATHERFORD INTL LTD               COMMON   G95089101     741,960      17,175    X                      X
CHECK POINT SOFTWARE TECHNOLOG     COMMON   M22465104   1,370,238     101,050    X                      X
FLEXTRONICS                        COMMON   Y2573F102   1,934,376     271,301    X                      X


                                                      192,767,189
